ISSUANCE OF DEBT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2020
Banco Supervielle S.A.
ISSUANCE OF DEBT SECURITIES
Summary of Outstanding obligations

Class	Issue Date	Maturity Date	Annual Interest Rate	12/31/2020	12/31/2019
Banco Supervielle Class A	02/09/2017	08/09/2020	Badlar + Spread 4.5%	—	5,179,248
Banco Supervielle Class C	12/22/2017	12/22/2021	Badlar + Spread 4.25%	444,327	908,288
Banco Supervielle Class E	02/14/2018	02/14/2023	Badlar + Spread 4.05%	1,579,563	2,177,446
Banco Supervielle Class G	06/30/2020	06/30/2021	2% Annual Nominal	2,202,858	—
Micro Lending Class III	10/04/2017	10/05/2020	Badlar + Spread 7%	—	21,181
Total				4,226,748	8,286,163

Issuance						Maturity		Book Value
date	Currency	Class	Amount	Amortization	Term	date	Rate	12/31/2020	12/31/2019
08/20/2013	U$S	III	22,500	100% at mat,	84 Months	08/20/20	7%	—	1,780,980
11/18/2014	U$S	IV	13,441	100% at mat,	84 Months	11/18/21	7%	1,140,469	1,105,048
Total								1,140,469	2,886,028